SEGMENTAL INFORMATION - Revenues from External Customers (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2013 Rate	Dec. 31, 2013 Rate	Dec. 31, 2013 Petrobras [Member] Rate	Dec. 31, 2012 Petrobras [Member] Rate	Dec. 31, 2011 Petrobras [Member] Rate	Dec. 31, 2013 DUSUP [Member] Rate	Dec. 31, 2012 DUSUP [Member] Rate	Dec. 31, 2011 DUSUP [Member] Rate	Dec. 31, 2013 Pertamina [Member] Rate	Dec. 31, 2012 Pertamina [Member] Rate	Dec. 31, 2011 Pertamina [Member] Rate	Dec. 31, 2013 BG Broup plc [Member] Rate	Dec. 31, 2012 BG Broup plc [Member] Rate	Dec. 31, 2011 BG Broup plc [Member] Rate	Dec. 31, 2013 PTNR [Member] Rate	Dec. 31, 2012 PTNR [Member] Rate	Dec. 31, 2011 PTNR [Member] Rate	Dec. 31, 2013 Gas Natural Aprovisionamientos SDG S.A. [Member] Rate	Dec. 31, 2012 Gas Natural Aprovisionamientos SDG S.A. [Member] Rate	Dec. 31, 2011 Gas Natural Aprovisionamientos SDG S.A. [Member] Rate
Revenues from external customers:
Benchmark percentage of revenue for major customer		10.00%
Revenues			$ 85,899	$ 92,952	$ 93,741	$ 48,029	$ 48,328	$ 47,054	$ 37,302	$ 37,300	$ 37,829	$ 66,341	$ 66,148	$ 25,101	$ 65,478	$ 41,902	$ 0	$ 0	$ 0	$ 21,474
Concentration Risk, Percentage	25.00%		26.00%	32.00%	41.00%	15.00%	17.00%	21.00%	11.00%	13.00%	17.00%	20.00%	23.00%	11.00%	20.00%	15.00%	0.00%	0.00%	0.00%	10.00%